INVENTORIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
INVENTORIES
Raw materials	$ 5,609,999	$ 5,527,560
Work-in-process	8,170,837	5,925,186
Finished goods	7,463,030	9,349,517
Provision for inventory impairment	(102,365)	(113,011)
Total	21,141,501	20,689,252
Carrying values of pledged assets	$ 2,416,923	12,196,325
Inventory
INVENTORIES
Carrying values of pledged assets		$ 2,793,556